Note 28 - Stock option plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in Shares)	96,094,388	85,893,917
Allocated Share-based Compensation Expense	$ 156,367	$ 133,917		$ 204,949
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		13,568		18,237
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Weighted Average Fair Value (in Dollars per share)				$ 0.12
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 200,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	1 year 200 days
Exercise of Stock Options [Member]
Stock Issued During Period, Shares, New Issues (in Shares)	0	304,900
Annual Increase [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Additional Shares Authorized As Percent Of Total Shares Outstanding	2.50%
Annual Increase [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized (in Shares)	15,175,000

[1]	In the absence of sufficient historical data in the exercise behavior of the option holders, the Company continued to use the simplified method, under which the expected term is based on the mid-point between the vesting date and the end of the contractual term.